Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 372,968	$ 384,009
Financial liabilities	4,684,997	3,010,414
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,023,582	1,326,388
Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	593,056	1,032,579
Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	332,046
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,879	73,241
Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,482	69,062
Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415	38,553
Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	606	35,717
Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,463,683	74,969
Other non-current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,149	27,859
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,231	318,803
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Other current receivables and insurance recovery assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,920	10,840
Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,212	5,306
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	365,756	378,703
Financial liabilities	3,148,165	2,907,586
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	1,032,579
Due within 1 year | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,023,582	1,326,388
Due within 1 year | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	593,056	332,046
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415	35,717
Due within 1 year | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,482	73,241
Due within 1 year | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,879	38,553
Due within 1 year | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	606	69,062
Due within 1 year | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Other non-current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,231	318,803
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Due within 1 year | Other current receivables and insurance recovery assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,920	10,840
Due within 1 year | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,212	5,306
Financial liabilities	1,525,361	92,044
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Due between 1 and 5 years | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,149	27,859
Due between 1 and 5 years | Other non-current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,452,212	64,185
Due between 1 and 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other current receivables and insurance recovery assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,212	5,306
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Financial liabilities	11,471	10,784
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Due beyond 5 years | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other non-current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,471	10,784
Due beyond 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other current receivables and insurance recovery assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0